Convertible Debentures	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Convertible Debentures	Marketable Securities and Derivatives
(a)    Marketable securities

Accounting Policy

Marketable securities are initially measured at fair value and are subsequently measured at fair value through profit or loss (“FVTPL”) or are designated at fair value through other comprehensive income (loss) (“FVTOCI”). The Company designates its marketable securities as financial assets measured at FVTOCI. This designation is made on an instrument-by-instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive (loss) income only and not through profit or loss upon disposition.

As at June 30, 2021, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1	Level 3	Level 1	Level 1	Level 1	Level 1	Level 3
Marketable securities designated at FVTOCI	Micron	Cann Group	Radient	Capcium	TGOD	Choom	High Tide	EnWave	Other immaterial investments	Total
		Note 6(a)	Note 6(b)	Note 6(d)	Note 6(e)	Note 6(f)	Note 6(h)	Note 6(j)
	$	$	$	$	$	$	$	$	$	$
Balance, June 30, 2019	1,148	—	30,866	—	93,132	4,388	95	12,619	1,000	143,248
Disposals	(191)	—	—	—	(86,465)	—	—	(4,138)	—	(90,794)
Transfer to investment in associates	—	—	—	—	—	(1,775)	—	—	—	(1,775)
Loss on changes in fair value	(957)	—	(24,845)	—	(6,667)	(2,613)	(50)	(8,481)	—	(43,613)
Balance, June 30, 2020	—	—	6,021	—	—	—	45	—	1,000	7,066
Additions (Disposals)	—	(6,013)	—	1,851	—	—	1,284	—	(61)	(2,939)
Transfer from investment in associates	—	15,525	—	—	—	789	—	—	—	16,314
Loss on changes in fair value	—	(9,512)	(3,011)	(1,851)	—	(48)	(1,329)	—	(939)	(16,690)
Balance, June 30, 2021	—	—	3,010	—	—	741	—	—	—	3,751

Loss on marketable securities
Year ended June 30, 2020
OCI unrealized loss	(957)	—	(24,845)	—	(6,667)	(2,613)	(50)	(2,619)	—	(37,751)
OCI realized loss	—	—	—	—	—	—	—	(5,862)	—	(5,862)

Year ended June 30, 2021
OCI unrealized loss	—	—	(3,011)	(1,851)	—	(48)	(55)	—	(939)	(5,904)
OCI realized loss	—	(9,512)	—	—	—	—	(1,274)	—	—	(10,786)
(b)    Derivatives

Accounting Policy

Derivatives are initially measured at fair value and are subsequently measured at FVTPL. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in profit or loss or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period. Transaction costs, which are directly attributable to the acquisition of the investment, are expensed as incurred. Refer to Note 29 for significant judgments in determining the fair value of derivative financial instruments.

As of June 30, 2021, the Company held the following derivative investments:

Financial asset hierarchy level	Level 3	Level 2	Level 2	Level 3	Level 2	Level 2	Level 3	Level 3
Derivatives and convertible debentures at FVTPL	Capcium	TGOD	Choom	Investee-B	High Tide	ACI	Investee-C	Other immaterial investments	Total
	Note 6(d)	Note 6(e)	Note 6(f)	Note 6(g)	Note 6(h)	Note 6(i)	Note 6(k)
	$	$	$	$	$	$	$	$	$
Balance, June 30, 2019	7,518	24,162	19,369	14,316	10,241	10,083	—	720	86,409
Additions (Disposals)	—	—	—	—	2,000	—	—	(49)	1,951
Unrealized gain (loss) on changes in fair value	(7,518)	(23,030)	1,130	1,465	419	(6,905)	—	(660)	(35,099)
Foreign exchange gain	—	—	—	321	—	—	—	—	321
Balance, June 30, 2020	—	1,132	20,499	16,102	12,660	3,178	—	11	53,582
Additions (Disposals)	—	—	—	—	(9,042)	—	2,500	—	(6,542)
Repayment	—	—	—	—	(416)	—	—	—	(416)
Unrealized gain (loss) on changes in fair value	—	(1,132)	(2,348)	(367)	15,463	2,483	12	(11)	14,100
Foreign exchange loss	—	—	—	(1,342)	—	—	—	—	(1,342)
Balance, June 30, 2021	—	—	18,151	14,393	18,665	5,661	2,512	—	59,382

Unrealized gain (loss) on derivatives (Note 22)
Year ended June 30, 2020
Foreign exchange gain	—	—	—	321	—	—	—	—	321
Inception gains amortized	—	—	—	—	—	—	—	709	709
Unrealized gain (loss) on changes in fair value	(7,518)	(23,030)	1,130	1,465	419	(6,905)	—	(660)	(35,099)
	(7,518)	(23,030)	1,130	1,786	419	(6,905)	—	49	(34,069)

Year ended June 30, 2021
Foreign exchange loss	—	—	—	(1,342)	—	—	—	—	(1,342)
Unrealized gain (loss) on changes in fair value	—	(1,132)	(2,348)	(367)	15,463	2,483	12	(11)	14,100
	—	(1,132)	(2,348)	(1,709)	15,463	2,483	12	(11)	12,758
Convertible Debentures

Accounting Policy

Convertible debentures are financial instruments which are accounted for separately dependent on the nature of their components: a financial liability and an equity instrument. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual arrangement. Where the conversion option has a fixed conversion rate, the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance. Where the conversion option has a variable conversion rate, the conversion option is recognized as a derivative liability measured at fair value through profit and loss. The residual amount is recognized as a financial liability and subsequently measured at amortized cost. The determination of the fair value is also an area of significant judgment given that it is subject to various inputs, assumptions and estimates including: contractual future cash flows, discount rates, credit spreads and volatility.

Transaction costs are apportioned to the debt liability and equity components in proportion to the allocation of proceeds.

	Mar 2018 (i)	Jan 2019 (ii)	Total
	$	$	$
Balance, June 30, 2019	212,094	291,487	503,581
Conversion of debt	(219,614)	—	(219,614)
Interest paid	(7,948)	(27,789)	(35,737)
Accretion	9,857	26,942	36,799
Accrued interest	7,917	25,548	33,465
Principal repayment	(2,306)	—	(2,306)
Unrealized gain on foreign exchange	—	10,850	10,850
Balance, June 30, 2020	—	327,038	327,038
Current portion	—	(32,110)	(32,110)
Long-term portion	—	294,928	294,928

Balance, June 30, 2020	—	327,038	327,038
Interest paid	—	(24,364)	(24,364)
Accretion	—	30,265	30,265
Accrued interest	—	24,311	24,311
Unrealized gain on foreign exchange	—	(29,319)	(29,319)
Balance, June 30, 2021	—	327,931	327,931
Current portion	—	(34,749)	(34,749)
Long-term portion	—	293,182	293,182

(i)On March 9, 2018, the Company completed a private placement of $230.0 million 2-year unsecured convertible debentures (the ”March 2018 Debentures”). The March 2018 Debentures bore interest at 5% per annum, payable semi-annually. The March 2018 debentures were convertible by the holder into common shares of the Company at a price of $156.60 per share subject to a forced conversion if the VWAP of the Company’s common shares exceeded $204.00 per share for 10 consecutive trading days.

In November 2019, the Company provided notice to all holders of the March 2018 Debentures of an option to voluntarily convert their debentures at a temporarily amended early conversion price of $39.40 (the “Amended Early Conversion Price”) calculated based on a 6% discount to the average daily VWAP of Aurora’s common shares on both the Canadian and U.S. stock exchanges.

On November 25, 2019, $227.0 million principal amount, or approximately 99%, of the March 2018 Debentures were converted under the Amended Early Conversion Price into 5,761,260 common shares of Aurora. Debenture holders that elected to convert also received a total of $7.9 million of interest paid in cash which was comprised of: (i) $4.7 million of accrued and unpaid interest from the last interest payment date, being June 30, 2019, up to, but excluding, November 25, 2019, and (ii) $3.2 of million future unpaid interest from November 25, 2019, up to, but excluding, the date of maturity of the Debentures, being March 9, 2020. In accordance with IAS 32 - Financial Instruments: Presentation, the reduction of the conversion price to induce early conversion resulted in a loss of $172.3 million during the year ended June 30, 2020 (Note 22). The loss is calculated as the difference between the fair value of the consideration the holders received on conversion under the revised terms and the fair value of the consideration the holders would have received under the original terms of the agreement. On March 6, 2020, the Company repaid the remaining principal balance of $2.3 million in cash.
(ii)On January 24, 2019, the Company issued $460.6 million (US$345.0 million) in aggregate principal amount of Convertible Senior Notes due 2024 (“Senior Notes”) issued at par value. Holders may convert all or any portion of the Senior Notes at any time. The Senior Notes are unsecured, mature on February 28, 2024 and bear cash interest semi-annually at a rate of 5.5% per annum. The initial conversion rate for the Senior Notes is 11.53 common shares per US$1,000 principal amount of Senior Notes, equivalent to an initial conversion price of approximately US$86.72 per common share. On and after February 28, 2022 and prior to February 28, 2024, the Senior Notes are redeemable in whole or in part from time to time at the Company’s option at par plus accrued and unpaid interest, provided that the VWAP of the shares on the Nasdaq for at least 20 trading days, during any 30 consecutive trading day period ending immediately preceding the date on which the notice of redemption is given, is not less than 130% of the conversion price then in effect, which currently equates to $112.74 per share.

At maturity, the Company has the option, upon not more than 60 nor less than 30 days prior notice, to satisfy its obligations to pay on redemption or maturity, the principal amount of the Senior Notes, in whole or in part, in cash or by delivering freely tradable shares. Any accrued and unpaid interest will be paid in cash. Where redemption is executed through the issuance of shares, payment will be satisfied by delivering for each $1,000 due, that number of freely tradable shares obtained by dividing $1,000 by the VWAP of the shares on the Nasdaq for the 20 consecutive trading days ending 10 trading days prior to the date fixed for redemption or maturity.

Holders will also have the right to require Aurora to repurchase their Senior Notes upon the occurrence of certain customary events at a purchase price equal to 100% of the principal amount of the Senior Notes to be repurchased, plus accrued and unpaid interest.

The Senior Notes and any common shares of Aurora issuable upon conversion of the Senior Notes have not been and will not be registered under the U.S. Securities Act of 1933, as amended, or any state securities laws, or qualified for distribution by prospectus in Canada, and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements, or sold in Canada absent an exemption from the prospectus requirements of Canadian securities laws.

In accordance with IFRS 9, the equity conversion option embedded in the Senior Notes was determined to be a derivative liability, which has been recognized separately at its fair value. Subsequent changes in the fair value of the equity conversion option are recognized through profit and loss (i.e. FVTPL). The equity conversion option was classified as an option liability as it can be settled through the issuance of a variable number of shares, cash or a combination thereof, based on the exchange rate and or trading price at the time of settlement.

The debt host has been recognized at its amortized cost of $276.4 million, which represents the remaining fair value allocated from total net proceeds received of $445.6 million (US$334.7 million) after $169.2 million (US$126.8 million) was allocated to the derivative liability representing the equity conversion option. Management elected to capitalize transaction costs, which are directly attributable to the issuance of the Senior Notes. These transaction costs total $15.0 million and have been netted against the principal amount of the debt.
As of June 30, 2021, the conversion option had a fair value of $3.1 million (June 30, 2020 – $1.8 million) and the Company recognized a $1.3 million unrealized loss (June 30, 2020 – $175.6 million unrealized gain) on the derivative liability for the year ended June 30, 2021 (Note 22). The fair value of the conversion option was determined based on the Kynex valuation model with the following assumptions: share price of US$9.04 (June 30, 2020 – US$12.42), volatility of 87% (June 30, 2020 – 75%), implied credit spread of 1,302 bps (June 30, 2020 – 3,297 bps), and assumed stock borrow rate of 10% (June 30, 2020 – 50%). As of June 30, 2021, the Company has accrued interest payable of $8.6 million (June 30, 2020 - $8.6 million) on these Senior Notes.